Provisions for legal proceedings - Summary of Reconciliation of Provisions for Legal Proceedings (Parenthetical) (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018 [1]	Jun. 30, 2017	Dec. 31, 2017 [1]
Legal proceedings provision [abstract]
Additions to provisions	$ 307	$ 183	$ 3,937
Accruals and charges	$ 572	$ 183	$ 285

[1]	For the first half of 2017, additions to provision and accruals and charges amounted to US$ 183 and US$ 183, respectively.